Consolidated Statements of Cash Flows (Parentheticals)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Series A Subordinated Notes and Detachable Warrants [Member]
Shares of common stock		54,000
Repurchase of shares of common stock warrants	521,888